Net Investment In Subleases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Detailed Information Net Investment in Subleases Explanatory

	December 31, 2025	December 31, 2024
Balance, beginning of year	18,186	21,366
Additions	—	716
Finance income	612	763
Rents recovered (payments made directly to landlords)	(3,342)	(3,558)
Dispositions and remeasurements	(1,038)	(1,101)
Balance, end of year	14,418	18,186

Current portion	2,775	2,832
Long-term	11,643	15,354